Benefit Plans 1 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	$ 3,407.3	$ 2,577.4
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(719.8)	(782.6)
AEP Texas Inc. [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	147.1	56.3
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(81.1)	(104.0)
Appalachian Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	215.3	188.1
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(55.2)	(58.6)
Indiana Michigan Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	181.9	193.0
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(67.8)	(87.8)
Ohio Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	546.3	441.0
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(42.7)	(43.8)
Public Service Co Of Oklahoma [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	4.1	7.1
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(18.4)	(32.5)
Southwestern Electric Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	160.5	111.2
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	$ (86.2)	$ (102.0)
Pension Plans [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.25%	4.30%
Interest Crediting Rate	4.00%	4.00%
Rate of Compensation Increase	4.95%	4.85%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.30%	3.65%	4.05%
Interest Crediting Rate	4.00%	4.00%	4.00%
Expected Return on Plan Assets	6.25%	6.00%	6.00%
Rate of Compensation Increase	4.95%	4.85%	4.80%
Change in Benefit Obligation
Benefit Obligation as of January 1	$ 4,810.3	$ 5,215.8
Service Cost	95.5	97.6	$ 96.5
Interest Cost	204.4	187.8	203.1
Actuarial (Gain) Loss	493.6	(306.3)
Plan Amendments	0.2	0.0
Benefit Payments	(367.2)	(384.6)
Participant Contributions	0.0	0.0
Medicare Subsidy	0.0	0.0
Benefit Obligation as of December 31	5,236.8	4,810.3	5,215.8
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	4,695.9	5,174.1
Actual Gain (Loss) on Plan Assets	681.1	(104.9)
Company Contributions	5.6	11.3
Participant Contributions	0.0	0.0
Benefit Payments	(367.2)	(384.6)
Fair Value of Plan Assets as of December 31	5,015.4	4,695.9	$ 5,174.1
Funded (Underfunded) Status as of December 31	(221.4)	(114.4)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	0.0	0.0
Other Current Liabilities - Accrued Short-term Benefit Liability	(6.1)	(5.7)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(215.3)	(108.7)
Funded (Underfunded) Status	(221.4)	(114.4)
Components
Net Actuarial Loss	1,406.2	1,355.2
Prior Service Cost (Credit)	0.2	0.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	108.6	88.8
Amortization of Actuarial Gain (Loss)	(57.6)	(87.8)
Prior Service (Credit) Cost	0.2	0.0
Amortization of Prior Service Credit (Cost)	0.0	0.0
Change for the Year	$ 51.2	$ 1.0
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	4.95%	4.85%
Company Contributions	$ 5.6	$ 11.3
Pension Plans [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	1,351.8	1,267.9
Pension Plans [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	11.5	18.4
Pension Plans [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	$ 43.1	$ 68.9
Pension Plans [Member] | AEP Texas Inc. [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.25%	4.30%
Interest Crediting Rate	4.00%	4.00%
Rate of Compensation Increase	5.00%	4.95%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.30%	3.65%	4.05%
Interest Crediting Rate	4.00%	4.00%	4.00%
Expected Return on Plan Assets	6.25%	6.00%	6.00%
Rate of Compensation Increase	5.00%	4.95%	4.90%
Change in Benefit Obligation
Benefit Obligation as of January 1	$ 409.3	$ 441.3
Service Cost	8.6	9.2	$ 8.6
Interest Cost	17.5	16.0	17.1
Actuarial (Gain) Loss	40.1	(20.9)
Plan Amendments	0.0	0.0
Benefit Payments	(34.3)	(36.3)
Participant Contributions	0.0	0.0
Benefit Obligation as of December 31	441.2	409.3	441.3
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	410.7	455.9
Actual Gain (Loss) on Plan Assets	58.3	(9.3)
Company Contributions	0.4	0.4
Participant Contributions	0.0	0.0
Benefit Payments	(34.3)	(36.3)
Fair Value of Plan Assets as of December 31	435.1	410.7	$ 455.9
Funded (Underfunded) Status as of December 31	(6.1)	1.4
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	0.0	5.2
Other Current Liabilities - Accrued Short-term Benefit Liability	(0.4)	(0.4)
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(5.7)	(3.4)
Funded (Underfunded) Status	(6.1)	1.4
Components
Net Actuarial Loss	184.7	182.0
Prior Service Cost (Credit)	0.0	0.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	7.6	14.0
Amortization of Actuarial Gain (Loss)	(4.9)	(7.2)
Prior Service (Credit) Cost	0.0	0.0
Amortization of Prior Service Credit (Cost)	0.0	0.0
Change for the Year	$ 2.7	$ 6.8
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	5.00%	4.95%
Company Contributions	$ 0.4	$ 0.4
Pension Plans [Member] | AEP Texas Inc. [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	172.2	168.2
Pension Plans [Member] | AEP Texas Inc. [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	2.7	2.9
Pension Plans [Member] | AEP Texas Inc. [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	$ 9.8	$ 10.9
Pension Plans [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.25%	4.30%
Interest Crediting Rate	4.00%	4.00%
Rate of Compensation Increase	4.80%	4.75%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.30%	3.65%	4.05%
Interest Crediting Rate	4.00%	4.00%	4.00%
Expected Return on Plan Assets	6.25%	6.00%	6.00%
Rate of Compensation Increase	4.75%	4.75%	4.60%
Change in Benefit Obligation
Benefit Obligation as of January 1	$ 603.1	$ 665.0
Service Cost	9.4	9.3	$ 9.4
Interest Cost	25.2	23.5	25.7
Actuarial (Gain) Loss	52.9	(49.2)
Plan Amendments	0.0	0.0
Benefit Payments	(43.4)	(45.5)
Participant Contributions	0.0	0.0
Medicare Subsidy	0.0	0.0
Benefit Obligation as of December 31	647.2	603.1	665.0
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	593.3	651.7
Actual Gain (Loss) on Plan Assets	87.1	(12.9)
Company Contributions	0.0	0.0
Participant Contributions	0.0	0.0
Benefit Payments	(43.4)	(45.5)
Fair Value of Plan Assets as of December 31	637.0	593.3	$ 651.7
Funded (Underfunded) Status as of December 31	(10.2)	(9.8)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	0.0	0.0
Other Current Liabilities - Accrued Short-term Benefit Liability	0.0	0.0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(10.2)	(9.8)
Funded (Underfunded) Status	(10.2)	(9.8)
Components
Net Actuarial Loss	168.3	172.2
Prior Service Cost (Credit)	0.0	0.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	3.1	0.3
Amortization of Actuarial Gain (Loss)	(7.0)	(10.6)
Prior Service (Credit) Cost	0.0	0.0
Amortization of Prior Service Credit (Cost)	0.0	0.0
Change for the Year	$ (3.9)	$ (10.3)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	4.80%	4.75%
Company Contributions	$ 0.0	$ 0.0
Pension Plans [Member] | Appalachian Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	166.3	169.6
Pension Plans [Member] | Appalachian Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	0.3	0.5
Pension Plans [Member] | Appalachian Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	$ 1.7	$ 2.1
Pension Plans [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.25%	4.30%
Interest Crediting Rate	4.00%	4.00%
Rate of Compensation Increase	4.95%	4.90%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.30%	3.65%	4.05%
Interest Crediting Rate	4.00%	4.00%	4.00%
Expected Return on Plan Assets	6.25%	6.00%	6.00%
Rate of Compensation Increase	4.95%	4.90%	4.85%
Change in Benefit Obligation
Benefit Obligation as of January 1	$ 567.0	$ 624.3
Service Cost	13.4	13.6	$ 14.0
Interest Cost	23.8	22.1	24.3
Actuarial (Gain) Loss	49.8	(53.9)
Plan Amendments	0.0	0.0
Benefit Payments	(37.9)	(39.1)
Participant Contributions	0.0	0.0
Medicare Subsidy	0.0	0.0
Benefit Obligation as of December 31	616.1	567.0	624.3
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	583.8	636.7
Actual Gain (Loss) on Plan Assets	84.6	(13.8)
Company Contributions	0.0	0.0
Participant Contributions	0.0	0.0
Benefit Payments	(37.9)	(39.1)
Fair Value of Plan Assets as of December 31	630.5	583.8	$ 636.7
Funded (Underfunded) Status as of December 31	14.4	16.8
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	15.8	18.0
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(1.4)	(1.2)
Funded (Underfunded) Status	14.4	16.8
Components
Net Actuarial Loss	76.0	80.6
Prior Service Cost (Credit)	0.0	0.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	2.0	(4.5)
Amortization of Actuarial Gain (Loss)	(6.6)	(9.8)
Prior Service (Credit) Cost	0.0	0.0
Amortization of Prior Service Credit (Cost)	0.0	0.0
Change for the Year	$ (4.6)	$ (14.3)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	4.95%	4.90%
Company Contributions	$ 0.0	$ 0.0
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	73.7	78.4
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	0.5	0.5
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	$ 1.8	$ 1.7
Pension Plans [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.25%	4.30%
Interest Crediting Rate	4.00%	4.00%
Rate of Compensation Increase	5.15%	5.00%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.30%	3.65%	4.05%
Interest Crediting Rate	4.00%	4.00%	4.00%
Expected Return on Plan Assets	6.25%	6.00%	6.00%
Rate of Compensation Increase	5.20%	5.00%	4.95%
Change in Benefit Obligation
Benefit Obligation as of January 1	$ 453.9	$ 501.1
Service Cost	7.9	7.7	$ 7.5
Interest Cost	19.1	17.7	19.4
Actuarial (Gain) Loss	40.5	(36.6)
Plan Amendments	0.0	0.0
Benefit Payments	(33.6)	(36.0)
Participant Contributions	0.0	0.0
Medicare Subsidy	0.0	0.0
Benefit Obligation as of December 31	487.8	453.9	501.1
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	466.1	509.1
Actual Gain (Loss) on Plan Assets	66.6	(7.0)
Participant Contributions	0.0	0.0
Benefit Payments	(33.6)	(36.0)
Fair Value of Plan Assets as of December 31	499.1	466.1	$ 509.1
Funded (Underfunded) Status as of December 31	11.3	12.2
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	11.7	12.6
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(0.4)	(0.4)
Funded (Underfunded) Status	11.3	12.2
Components
Net Actuarial Loss	178.7	180.7
Prior Service Cost (Credit)	0.0	0.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	3.3	(0.9)
Amortization of Actuarial Gain (Loss)	(5.3)	(8.0)
Prior Service (Credit) Cost	0.0	0.0
Amortization of Prior Service Credit (Cost)	0.0	0.0
Change for the Year	$ (2.0)	$ (8.9)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	5.15%	5.00%
Pension Plans [Member] | Ohio Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	$ 178.7	$ 180.7
Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.25%	4.30%
Interest Crediting Rate	4.00%	4.00%
Rate of Compensation Increase	5.05%	4.90%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.30%	3.65%	4.05%
Interest Crediting Rate	4.00%	4.00%	4.00%
Expected Return on Plan Assets	6.25%	6.00%	6.00%
Rate of Compensation Increase	5.05%	4.90%	4.90%
Change in Benefit Obligation
Benefit Obligation as of January 1	$ 253.8	$ 276.6
Service Cost	6.5	7.0	$ 6.4
Interest Cost	10.6	9.9	10.7
Actuarial (Gain) Loss	16.8	(18.9)
Plan Amendments	0.0	0.0
Benefit Payments	(20.2)	(20.8)
Participant Contributions	0.0	0.0
Benefit Obligation as of December 31	267.5	253.8	276.6
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	261.2	287.8
Actual Gain (Loss) on Plan Assets	34.7	(5.9)
Company Contributions	0.5	0.1
Participant Contributions	0.0	0.0
Benefit Payments	(20.2)	(20.8)
Fair Value of Plan Assets as of December 31	276.2	261.2	$ 287.8
Funded (Underfunded) Status as of December 31	8.7	7.4
Benefit Amounts Recognized on the Balance Sheets
Employee Benefits and Pension Assets - Prepaid Benefit Costs	10.6	9.7
Other Current Liabilities - Accrued Short-term Benefit Liability	(0.1)	(0.2)
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	(1.8)	(2.1)
Funded (Underfunded) Status	8.7	7.4
Components
Net Actuarial Loss	73.0	77.6
Prior Service Cost (Credit)	0.0	0.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	(1.7)	3.2
Amortization of Actuarial Gain (Loss)	(2.9)	(4.4)
Prior Service (Credit) Cost	0.0	0.0
Amortization of Prior Service Credit (Cost)	0.0	0.0
Change for the Year	$ (4.6)	$ (1.2)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	5.05%	4.90%
Company Contributions	$ 0.5	$ 0.1
Pension Plans [Member] | Public Service Co Of Oklahoma [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	$ 73.0	$ 77.6
Pension Plans [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.25%	4.30%
Interest Crediting Rate	4.00%	4.00%
Rate of Compensation Increase	4.90%	4.85%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.30%	3.65%	4.05%
Interest Crediting Rate	4.00%	4.00%	4.00%
Expected Return on Plan Assets	6.25%	6.00%	6.00%
Rate of Compensation Increase	4.90%	4.85%	4.80%
Change in Benefit Obligation
Benefit Obligation as of January 1	$ 291.4	$ 314.6
Service Cost	8.6	9.3	$ 8.7
Interest Cost	12.4	11.3	12.3
Actuarial (Gain) Loss	25.5	(19.2)
Plan Amendments	0.0	0.0
Benefit Payments	(23.7)	(24.6)
Participant Contributions	0.0	0.0
Benefit Obligation as of December 31	314.2	291.4	314.6
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	281.0	311.7
Actual Gain (Loss) on Plan Assets	39.5	(7.3)
Company Contributions	0.1	1.2
Participant Contributions	0.0	0.0
Benefit Payments	(23.7)	(24.6)
Fair Value of Plan Assets as of December 31	296.9	281.0	$ 311.7
Funded (Underfunded) Status as of December 31	(17.3)	(10.4)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	0.0	0.0
Other Current Liabilities - Accrued Short-term Benefit Liability	(0.1)	(0.2)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(17.2)	(10.2)
Funded (Underfunded) Status	(17.3)	(10.4)
Components
Net Actuarial Loss	97.8	97.4
Prior Service Cost (Credit)	0.0	0.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	3.8	5.5
Amortization of Actuarial Gain (Loss)	(3.4)	(5.5)
Prior Service (Credit) Cost	0.0	0.0
Amortization of Prior Service Credit (Cost)	0.0	0.0
Change for the Year	$ 0.4	$ 0.0
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	4.90%	4.85%
Company Contributions	$ 0.1	$ 1.2
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	97.8	97.4
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	0.0	0.0
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	$ 0.0	0.0
Pension Plans [Member] | Minimum [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.00%
Pension Plans [Member] | Minimum [Member] | AEP Texas Inc. [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.00%
Pension Plans [Member] | Minimum [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.00%
Pension Plans [Member] | Minimum [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.00%
Pension Plans [Member] | Minimum [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.00%
Pension Plans [Member] | Minimum [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.00%
Pension Plans [Member] | Minimum [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	3.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	3.00%
Pension Plans [Member] | Maximum [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	11.50%
Pension Plans [Member] | Maximum [Member] | AEP Texas Inc. [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	11.50%
Pension Plans [Member] | Maximum [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	11.50%
Pension Plans [Member] | Maximum [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	11.50%
Pension Plans [Member] | Maximum [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	11.50%
Pension Plans [Member] | Maximum [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	11.50%
Pension Plans [Member] | Maximum [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase	11.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	11.50%
Nonqualified Pension Plans [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	$ 0.0
Company Contributions	6.0	11.0
Fair Value of Plan Assets as of December 31	0.0	0.0
Benefit Plans (Textuals) [Abstract]
Company Contributions	6.0	11.0
Nonqualified Pension Plans [Member] | AEP Texas Inc. [Member]
Change in Benefit Obligation
Benefit Obligation as of January 1	3.8
Benefit Obligation as of December 31		3.8
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	0.0
Fair Value of Plan Assets as of December 31	0.0	0.0
Nonqualified Pension Plans [Member] | Appalachian Power Co [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	0.0
Fair Value of Plan Assets as of December 31	0.0	0.0
Nonqualified Pension Plans [Member] | Indiana Michigan Power Co [Member]
Change in Benefit Obligation
Benefit Obligation as of January 1	1.2
Benefit Obligation as of December 31	1.5	1.2
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	0.0
Fair Value of Plan Assets as of December 31	0.0	0.0
Nonqualified Pension Plans [Member] | Ohio Power Co [Member]
Change in Benefit Obligation
Benefit Obligation as of January 1	0.4
Benefit Obligation as of December 31	0.4	0.4
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	0.0
Fair Value of Plan Assets as of December 31	0.0	0.0
Nonqualified Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Change in Benefit Obligation
Benefit Obligation as of January 1	2.3
Benefit Obligation as of December 31	1.9	2.3
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	0.0
Fair Value of Plan Assets as of December 31	0.0	0.0
Nonqualified Pension Plans [Member] | Southwestern Electric Power Co [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	0.0
Fair Value of Plan Assets as of December 31	$ 0.0	$ 0.0
Other Postretirement Benefit Plans [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.30%	4.30%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.30%	3.60%	4.10%
Expected Return on Plan Assets	6.25%	6.00%	6.75%
Health Care Trend Rates
Initial	6.00%	6.25%
Ultimate	4.50%	5.00%
Year Ultimate Reached	2026	2024
Change in Benefit Obligation
Benefit Obligation as of January 1	$ 1,194.5	$ 1,332.0
Service Cost	9.5	11.6	$ 11.2
Interest Cost	50.5	47.4	59.3
Actuarial (Gain) Loss	58.8	(100.1)
Plan Amendments	(11.0)	0.0
Benefit Payments	(113.0)	(133.6)
Participant Contributions	35.5	36.5
Medicare Subsidy	0.6	0.7
Benefit Obligation as of December 31	1,225.4	1,194.5	1,332.0
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	1,534.2	1,732.5
Actual Gain (Loss) on Plan Assets	321.0	(118.3)
Company Contributions	4.1	17.1
Participant Contributions	35.5	36.5
Benefit Payments	(113.0)	(133.6)
Fair Value of Plan Assets as of December 31	1,781.8	1,534.2	$ 1,732.5
Funded (Underfunded) Status as of December 31	556.4	339.7
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	590.8	392.2
Other Current Liabilities - Accrued Short-term Benefit Liability	(2.6)	(2.8)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(31.8)	(49.7)
Funded (Underfunded) Status	556.4	339.7
Components
Net Actuarial Loss	225.8	419.8
Prior Service Cost (Credit)	(285.7)	(347.2)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	(171.9)	120.4
Amortization of Actuarial Gain (Loss)	(22.1)	(10.5)
Prior Service (Credit) Cost	(7.6)	0.0
Amortization of Prior Service Credit (Cost)	69.1	69.1
Change for the Year	(132.5)	179.0
Benefit Plans (Textuals) [Abstract]
Company Contributions	4.1	17.1
Other Postretirement Benefit Plans [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	(46.8)	52.5
Other Postretirement Benefit Plans [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	(2.7)	4.2
Other Postretirement Benefit Plans [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	$ (10.4)	$ 15.9
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.30%	4.30%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.30%	3.60%	4.10%
Expected Return on Plan Assets	6.25%	6.00%	6.75%
Health Care Trend Rates
Initial	6.00%	6.25%
Ultimate	4.50%	5.00%
Year Ultimate Reached	2026	2024
Change in Benefit Obligation
Benefit Obligation as of January 1	$ 95.9	$ 107.1
Service Cost	0.8	0.9	$ 0.9
Interest Cost	4.0	3.8	4.9
Actuarial (Gain) Loss	3.9	(8.3)
Plan Amendments	(0.9)	0.0
Benefit Payments	(8.8)	(10.7)
Participant Contributions	2.9	3.1
Benefit Obligation as of December 31	97.8	95.9	107.1
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	129.9	147.3
Actual Gain (Loss) on Plan Assets	24.0	(14.6)
Company Contributions	0.1	4.8
Participant Contributions	2.9	3.1
Benefit Payments	(8.8)	(10.7)
Fair Value of Plan Assets as of December 31	148.1	129.9	$ 147.3
Funded (Underfunded) Status as of December 31	50.3	34.0
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	50.3	34.0
Other Current Liabilities - Accrued Short-term Benefit Liability	0.0	0.0
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	0.0	0.0
Funded (Underfunded) Status	50.3	34.0
Components
Net Actuarial Loss	23.5	38.0
Prior Service Cost (Credit)	(24.2)	(29.5)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	(12.7)	14.9
Amortization of Actuarial Gain (Loss)	(1.8)	(0.8)
Prior Service (Credit) Cost	(0.6)	0.0
Amortization of Prior Service Credit (Cost)	5.9	5.9
Change for the Year	(9.2)	20.0
Benefit Plans (Textuals) [Abstract]
Company Contributions	0.1	4.8
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	(0.2)	8.7
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	(0.1)	0.0
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	$ (0.4)	$ (0.2)
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.30%	4.30%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.30%	3.60%	4.10%
Expected Return on Plan Assets	6.25%	6.00%	6.75%
Health Care Trend Rates
Initial	6.00%	6.25%
Ultimate	4.50%	5.00%
Year Ultimate Reached	2026	2024
Change in Benefit Obligation
Benefit Obligation as of January 1	$ 205.5	$ 236.5
Service Cost	1.0	1.1	$ 1.1
Interest Cost	8.7	8.2	10.6
Actuarial (Gain) Loss	4.7	(21.9)
Plan Amendments	(1.7)	0.0
Benefit Payments	(20.8)	(24.7)
Participant Contributions	5.9	6.1
Medicare Subsidy	0.2	0.2
Benefit Obligation as of December 31	203.5	205.5	236.5
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	238.4	273.4
Actual Gain (Loss) on Plan Assets	45.3	(18.7)
Company Contributions	2.2	2.3
Participant Contributions	5.9	6.1
Benefit Payments	(20.8)	(24.7)
Fair Value of Plan Assets as of December 31	271.0	238.4	$ 273.4
Funded (Underfunded) Status as of December 31	67.5	32.9
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	92.0	62.3
Other Current Liabilities - Accrued Short-term Benefit Liability	(2.0)	(2.1)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	(22.5)	(27.3)
Funded (Underfunded) Status	67.5	32.9
Components
Net Actuarial Loss	28.8	58.9
Prior Service Cost (Credit)	(41.6)	(50.4)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	(26.4)	12.8
Amortization of Actuarial Gain (Loss)	(3.7)	(1.9)
Prior Service (Credit) Cost	(1.3)	0.0
Amortization of Prior Service Credit (Cost)	10.1	10.0
Change for the Year	(21.3)	20.9
Benefit Plans (Textuals) [Abstract]
Company Contributions	2.2	2.3
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	(5.5)	2.6
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	(1.5)	1.2
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	$ (5.8)	$ 4.7
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.30%	4.30%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.30%	3.60%	4.10%
Expected Return on Plan Assets	6.25%	6.00%	6.75%
Health Care Trend Rates
Initial	6.00%	6.25%
Ultimate	4.50%	5.00%
Year Ultimate Reached	2026	2024
Change in Benefit Obligation
Benefit Obligation as of January 1	$ 138.3	$ 153.5
Service Cost	1.4	1.6	$ 1.6
Interest Cost	5.8	5.4	6.9
Actuarial (Gain) Loss	8.1	(10.6)
Plan Amendments	(1.5)	0.0
Benefit Payments	(13.6)	(16.2)
Participant Contributions	4.4	4.5
Medicare Subsidy	0.0	0.1
Benefit Obligation as of December 31	142.9	138.3	153.5
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	187.3	211.1
Actual Gain (Loss) on Plan Assets	38.2	(12.1)
Company Contributions	0.0	0.0
Participant Contributions	4.4	4.5
Benefit Payments	(13.6)	(16.2)
Fair Value of Plan Assets as of December 31	216.3	187.3	$ 211.1
Funded (Underfunded) Status as of December 31	73.4	49.0
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	73.4	49.0
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	0.0	0.0
Funded (Underfunded) Status	73.4	49.0
Components
Net Actuarial Loss	32.7	54.7
Prior Service Cost (Credit)	(39.0)	(47.4)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	(19.3)	13.9
Amortization of Actuarial Gain (Loss)	(2.7)	(1.2)
Prior Service (Credit) Cost	(1.0)	0.0
Amortization of Prior Service Credit (Cost)	9.4	9.5
Change for the Year	(13.6)	22.2
Benefit Plans (Textuals) [Abstract]
Company Contributions	0.0	0.0
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	(6.2)	6.5
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	0.0	0.2
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	$ (0.1)	$ 0.6
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.30%	4.30%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.30%	3.60%	4.10%
Expected Return on Plan Assets	6.25%	6.00%	6.75%
Health Care Trend Rates
Initial	6.00%	6.25%
Ultimate	4.50%	5.00%
Year Ultimate Reached	2026	2024
Change in Benefit Obligation
Benefit Obligation as of January 1	$ 129.5	$ 144.3
Service Cost	0.8	0.9	$ 0.9
Interest Cost	5.5	5.1	6.7
Actuarial (Gain) Loss	4.9	(9.4)
Plan Amendments	(1.2)	0.0
Benefit Payments	(13.5)	(15.8)
Participant Contributions	4.1	4.3
Medicare Subsidy	0.1	0.1
Benefit Obligation as of December 31	130.2	129.5	144.3
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	175.4	198.5
Actual Gain (Loss) on Plan Assets	31.1	(11.6)
Participant Contributions	4.1	4.3
Benefit Payments	(13.5)	(15.8)
Fair Value of Plan Assets as of December 31	197.1	175.4	$ 198.5
Funded (Underfunded) Status as of December 31	66.9	45.9
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	66.9	45.9
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	0.0	0.0
Funded (Underfunded) Status	66.9	45.9
Components
Net Actuarial Loss	17.2	35.5
Prior Service Cost (Credit)	(28.6)	(34.7)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	(15.8)	14.0
Amortization of Actuarial Gain (Loss)	(2.5)	(1.1)
Prior Service (Credit) Cost	(0.8)	0.0
Amortization of Prior Service Credit (Cost)	6.9	6.9
Change for the Year	(12.2)	19.8
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	$ (11.4)	$ 0.8
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.30%	4.30%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.30%	3.60%	4.10%
Expected Return on Plan Assets	6.25%	6.00%	6.75%
Health Care Trend Rates
Initial	6.00%	6.25%
Ultimate	4.50%	5.00%
Year Ultimate Reached	2026	2024
Change in Benefit Obligation
Benefit Obligation as of January 1	$ 62.3	$ 69.4
Service Cost	0.6	0.7	$ 0.7
Interest Cost	2.6	2.5	3.2
Actuarial (Gain) Loss	3.8	(5.6)
Plan Amendments	(0.7)	0.0
Benefit Payments	(5.9)	(6.7)
Participant Contributions	2.0	2.0
Benefit Obligation as of December 31	64.7	62.3	69.4
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	84.3	95.5
Actual Gain (Loss) on Plan Assets	17.6	(9.2)
Company Contributions	0.0	2.7
Participant Contributions	2.0	2.0
Benefit Payments	(5.9)	(6.7)
Fair Value of Plan Assets as of December 31	98.0	84.3	$ 95.5
Funded (Underfunded) Status as of December 31	33.3	22.0
Benefit Amounts Recognized on the Balance Sheets
Employee Benefits and Pension Assets - Prepaid Benefit Costs	33.3	22.0
Other Current Liabilities - Accrued Short-term Benefit Liability	0.0	0.0
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability	0.0	0.0
Funded (Underfunded) Status	33.3	22.0
Components
Net Actuarial Loss	18.2	28.3
Prior Service Cost (Credit)	(17.8)	(21.6)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	(8.9)	9.0
Amortization of Actuarial Gain (Loss)	(1.2)	(0.5)
Prior Service (Credit) Cost	(0.5)	0.0
Amortization of Prior Service Credit (Cost)	4.3	4.3
Change for the Year	(6.3)	12.8
Benefit Plans (Textuals) [Abstract]
Company Contributions	0.0	2.7
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	$ 0.4	$ 6.7
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate	3.30%	4.30%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate	4.30%	3.60%	4.10%
Expected Return on Plan Assets	6.25%	6.00%	6.75%
Health Care Trend Rates
Initial	6.00%	6.25%
Ultimate	4.50%	5.00%
Year Ultimate Reached	2026	2024
Change in Benefit Obligation
Benefit Obligation as of January 1	$ 72.7	$ 80.3
Service Cost	0.8	0.9	$ 0.9
Interest Cost	3.1	2.8	3.6
Actuarial (Gain) Loss	6.0	(5.9)
Plan Amendments	(0.8)	0.0
Benefit Payments	(6.6)	(7.7)
Participant Contributions	2.2	2.3
Benefit Obligation as of December 31	77.4	72.7	80.3
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	98.5	110.4
Actual Gain (Loss) on Plan Assets	23.1	(9.2)
Company Contributions	0.0	2.7
Participant Contributions	2.2	2.3
Benefit Payments	(6.6)	(7.7)
Fair Value of Plan Assets as of December 31	117.2	98.5	$ 110.4
Funded (Underfunded) Status as of December 31	39.8	25.8
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs	39.8	25.8
Other Current Liabilities - Accrued Short-term Benefit Liability	0.0	0.0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability	0.0	0.0
Funded (Underfunded) Status	39.8	25.8
Components
Net Actuarial Loss	21.1	33.9
Prior Service Cost (Credit)	(21.6)	(26.2)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year	(11.4)	9.8
Amortization of Actuarial Gain (Loss)	(1.4)	(0.6)
Prior Service (Credit) Cost	(0.6)	0.0
Amortization of Prior Service Credit (Cost)	5.2	5.2
Change for the Year	(8.2)	14.4
Benefit Plans (Textuals) [Abstract]
Company Contributions	0.0	2.7
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	0.0	4.9
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	0.0	0.7
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	$ (0.5)	$ 2.1